Common Stock, Preferred Stock, and Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Compensation Related Costs [Abstract]
Common Stock, Preferred Stock, and Share-Based Compensation

11. Common Stock, Preferred Stock, and Share-Based Compensation

Common Stock

The Company’s Board of Directors approved a 15.7027-for-one stock split of the Company’s common stock on January 24, 2024, with an effective date of January 25, 2024. The par value per share of the Company’s common stock remained unchanged at $0.01 per share, and the authorized shares of the Company’s common stock increased from 8,750,000 to 137,398,625. Upon completion of the IPO Offerings in January 2024, the Company's Board of Directors approved an amendment to our articles of incorporation to authorize 1,500,000,000 shares of common stock with a par value of $0.01 per share. The holders of the Company's common stock are entitled to one vote for each share held of record on all matters on which stockholders may vote. There are no preemptive, subscription, conversion, redemption, or sinking fund provisions applicable to the Company's common stock. In addition, the Company's Credit Agreement imposes restrictions on its ability to pay cash dividends.

Preferred Stock

Upon completion of the IPO Offerings in January 2024, the Company's Board of Directors approved an amendment to our articles of incorporation to authorize 250,000,000 shares of preferred stock with a par value of $0.01 per share. Each series of preferred stock will have the number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the Board of Directors, which may include, but are not limited to, dividend rights, voting rights, redemption, and sinking fund provisions, liquidation preferences, conversion rights, and preemptive rights. There were no shares of preferred stock issued or outstanding at December 31, 2024 and December 31, 2023.

Share-Based Compensation Plans

On January 24, 2024, the Board of Directors adopted the 2024 Incentive Plan. Concurrent with the adoption of the 2024 Incentive Plan, the previously existing share-based compensation plan, the 2017 Stock Plan, was terminated and no further issuances are permitted under the 2017 Stock Plan; however, awards granted under the 2017 Stock Plan will continue to be governed by their existing terms.

The Company recorded share-based compensation expense on the consolidated statements of operations for the periods indicated as follows (in thousands):

	For The Years Ended December 31,
	2024	2023	2022
Cost of goods	$2,115	$—	$—
Cost of services	$3,296	$—	$—
Selling, general, and administrative expense	$55,925	$3,780	$3,364

In addition to the amounts above, the Company recognized $7.8 million of share-based compensation expense attributable to discontinued operations for the year ended December 31, 2024 and an immaterial amount of share-based compensation expense attributable to discontinued operations for the years ended December 31, 2023 and 2022. See Note 2.

2017 Stock Plan

In January 2018, the Compensation Committee of the Company’s Board of Directors approved a grant of 4,874,558 options in the Company under a stock option plan established in 2017 to key members of the Company’s management. The options are divided into tranches: (i) 50% vest based on the passage of time over five (5) years (the “Time-Based Options”), (ii) 25% vest based on the achievement of annual adjusted EBITDA targets over five (5) years (the “Tier I Performance Options”) and (iii) 25% vest based on KKR recovering a specified return on its investment or internal rate of return (the “Tier II Performance Options”).

Following the BrightSpring Corp. Acquisition in 2019, the Compensation Committee of the Company’s Board of Directors approved the modification of the previously granted Tier I and Tier II Performance Options. Tier 1 Performance options now vest upon the attainment of Sponsor Month over Month (“MoM”) (quotient obtained by dividing sponsor cash available by sponsor cash invested) of at least 2.0 or greater and Tier II Performance Options vest upon the attainment of a Sponsor MoM of at least 2.5 or greater. The MoM levels are considered a market condition which also create an implied performance condition because the MoM levels cannot be achieved without the occurrence of a liquidity event. In January 2024, the Compensation Committee of the Company’s Board of Directors approved the vesting of Tier I performance-vesting options in connection with the IPO Offerings. The options all have a 10-year life and we record forfeitures as they occur.

Concurrent with the adoption of the 2024 Incentive Plan on January 24, 2024, no further awards are authorized to be granted under the 2017 Stock Plan.

2024 Incentive Plan

The 2024 Incentive Plan initially reserved 17,119,039 shares for issuance and provides for the granting of various forms of equity awards including non-qualified options and incentive stock options, restricted shares of our common stock, restricted stock units, other equity-based awards tied to the value of shares, and cash-based awards.

Under the 2024 Incentive Plan, the Company granted stock options, representing options to purchase shares of the Company’s common stock at a stated price, and RSUs, which represent the conditional right to receive one share of common stock, both upon satisfaction of a vesting requirement. Stock options and RSUs granted under the 2024 Incentive Plan vest upon the satisfaction of time-based requirements. We recognize expense for stock options and RSUs over the vesting term based on the grant date fair value of the award. In each case, vesting of the Company’s outstanding and unvested stock options and RSUs is contingent upon the holder’s continued service through the date of each applicable vesting event. The options all have a 10-year life and we record forfeitures as they occur.

Concurrent with the IPO, the Compensation Committee of the Company’s Board of Directors granted approximately $63.3 million of share-based compensation (4.1 million RSUs and 1.5 million stock options), in each case, with a per-share price or a per-share exercise price of $13.00, respectively to our management and certain other full-time employees upon completion of the IPO. In the second fiscal quarter of 2024, the Compensation Committee of the Company’s Board of Directors granted an additional 7.7 million RSUs to a broad group of eligible employees.

Summary details for RSUs

The following table summarizes the RSU activity under the 2024 Incentive Plan for the period presented:

	Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding RSUs at January 1, 2024	—	$—		$—
Granted	11,992,687	11.85
Forfeited	(1,163,490)	11.53
Vested	(241,971)	13.00
Outstanding RSUs at December 31, 2024	10,587,226	$11.85	2.51	$180.3

As of December 31, 2024, there was $85.1 million of unrecognized compensation cost that is expected to be recognized over a weighted-average period of 2.5 years related to unvested RSUs, of which, $24.8 million relates to awards associated with discontinued operations. The vesting terms of all RSUs range from 0.25 to 5 years. The total intrinsic value of RSUs vested during the year ended December 31, 2024 was $3.1 million. The excess tax benefit associated with vested RSUs for the year ended December 31, 2024 was not material.

Summary details for Stock Options

The following table summarizes the Time-Based Options stock incentive plan activity under the 2017 Stock Plan and the 2024 Incentive Plan for the period presented:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (in millions)	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding options at January 1, 2024	7,053,665	$9.57	$26.7	$89.7	6.3
Granted	1,662,309	12.85	11.4
Forfeited, repurchased or expired	(290,997)	16.56	(2.3)
Exercised	(146,159)	6.52	(0.3)
Outstanding options at December 31, 2024	8,278,818	$9.98	$35.5	$64.2	6.1

Exercisable options at December 31, 2024	6,082,815	$8.28	$19.60	$56.4	5.1

The following table summarizes the Tier I and II Performance Option stock incentive plan activity under the 2017 Stock Plan for the period presented:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value (in millions)	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Term (years)
Outstanding options at January 1, 2024	7,086,458	$8.14	$15.1	$100.3	5.9
Granted	—	—	—
Forfeited, repurchased or expired	(341,010)	14.58	(1.1)
Exercised	(88,449)	6.58	(0.2)
Outstanding options at December 31, 2024	6,656,999	$7.82	$13.8	$63.9	5.0

Exercisable options at December 31, 2024	3,355,049	$7.84	$7.00	$32.2	5.0

Cash received from stock option exercises for the years ended December 31, 2024, 2023 and 2022 was $1.5 million, $0.6 million, and $0.2 million, respectively. There were no material tax benefits realized in our tax returns from tax deductions associated with share based compensation for 2024, 2023 and 2022.

As of December 31, 2024, there was $6.8 million of unrecognized compensation cost that is expected to be recognized over a weighted-average period of 2.3 years related to unvested stock options, of which an immaterial amount relates to awards associated with discontinued operations. The total intrinsic value of stock options exercised in the years ended December 31, 2024, 2023, and 2022 was $1.5 million, $1.1 million, and $0.6 million, respectively. The total fair value at grant date of awards that vested was $14.6 million, $3.6 million, and $6.2 million during the years ended December 31, 2024, 2023, and 2022, respectively.

Fair Value Assumptions

The Company estimates the fair value of options granted using the Black-Scholes-Merton model for Time-Based Options under the 2017 Stock Plan and 2024 Incentive Plan, and a Monte Carlo simulation for Performance Options granted under the 2017 Stock Plan. The assumptions used to calculate the fair value of options granted are evaluated and modified, as necessary, to reflect current market conditions and experience. The Company estimates the volatility of its common stock utilizing the historical re-levered volatility, re-levered to account for differences in leverage, of the Company and its peer-group. The peer-group utilized consisted of eight companies, in the same or similar industries as the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The dividend yield was based on the expectation that no dividends will be paid. The Company has never paid cash dividends on its common stock and does not anticipate paying cash dividends in the foreseeable future. In 2024, 2023 and 2022, the Company used a Simplified Method to estimate the expected term for the Time-Based Options, which assumes that options will be exercised early at a uniform rate over the period between vesting and the end of the contractual term, as adequate historical experience is not available to provide a reasonable estimate. For the Tier I and II Performance Options, the Company used management estimates of the performance events that trigger vesting and subsequent exercising of the options.

The following table summarizes the weighted average assumptions used to estimate the fair value of options granted during the periods presented:

	2024	2023	2022
Expected volatility (range)	43.8 - 52.5%	35.0 - 50.0%	40.0 - 50.0%
Risk free interest rate (range)	3.9 - 4.1%	4.24 - 5.52%	2.35 - 4.78%
Expected dividends	—	—	—
Average expected term (years)	6.0	0.5 - 7.5	1.0 - 7.5
Average fair value per share of time-based stock options based on the Black-Scholes-Merton model (dollars)	$6.86	$9.69	$10.08
Average fair value per share of performance stock options based on the Monte Carlo simulation (dollars)	$—	$3.10	$5.77
Weighted average fair value of options granted (in millions)	$11.40	$9.20	$7.76